Deposits	12 Months Ended
Mar. 31, 2018
Deposits

10. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$94 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2018) or more and the balances of these deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2017 and 2018 are as follows:

	2017	2018
	(in millions of yen)
Domestic offices:
Time deposits	17,763,052	17,194,707
Certificates of deposit	5,877,100	5,778,430

Total	23,640,152	22,973,137

Foreign offices:
Time deposits	14,862,230	13,426,554
Certificates of deposit	4,754,170	5,604,160

Total	19,616,400	19,030,714

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2017 and 2018 was ¥718 billion and ¥792 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2018 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	22,363,333	5,658,280	28,021,613
Due after one year through two years	1,635,033	120,150	1,755,183
Due after two years through three years	1,282,400	—	1,282,400
Due after three years through four years	328,518	—	328,518
Due after four years through five years	361,730	—	361,730
Due after five years	122,211	—	122,211

Total	26,093,225	5,778,430	31,871,655

Foreign offices:
Due in one year or less	13,360,155	5,362,543	18,722,698
Due after one year through two years	53,837	176,331	230,168
Due after two years through three years	2,902	61,224	64,126
Due after three years through four years	764	4,062	4,826
Due after four years through five years	748	—	748
Due after five years	14,620	—	14,620

Total	13,433,026	5,604,160	19,037,186

Total	39,526,251	11,382,590	50,908,841